Acquisitions and Divestitures - Purchase Price Allocation (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
		Nov. 30, 2017	Apr. 03, 2017	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and due from banks					$ 781,291	$ 639,073
Interest-bearing cash					1,277,611	1,185,600
Trading securities					1,448,168	1,416,345
Loans held-for-sale	[1]				679,149	699,377
Securities available-for-sale (a)						5,170,255
Securities held-to-maturity (Note 3)					10,000	10,000
Loans, net of unearned income					27,535,532 [2]	27,658,929	[2]	$ 19,589,520
Allowance for loan losses					(180,424)	(189,555)		(202,068)	$ (210,242)
Goodwill					1,432,787	1,386,853		191,371	191,307
Other intangible assets					155,034	184,389
Premises and equipment					494,041	532,251
Other real estate owned (OREO)	[3]				25,290	43,382
Other assets					1,802,939	1,723,189
Total assets					40,832,258	41,423,388
Liabilities:
Deposits					32,682,992	30,620,362
Securities sold under agreements to repurchase					762,592	656,602
Other short-term borrowings					114,764	2,626,213
Fixed income payables					9,572	48,996
Term borrowings (Note 10)					1,170,963	1,218,097
Other liabilities					580,335	549,234
Total liabilities					36,046,878	36,842,900
Consideration paid:
Goodwill					1,432,787	1,386,853		$ 191,371	$ 191,307
Capital Bank Financial Corporation
Assets:
Loans held-for-sale		$ 121,800
Goodwill					1,192,839
Assets As Recorded:
Cash and cash equivalents					205,999
Trading securities					0
Loans held-for-sale					122,969
Securities available-for-sale		1,200,000			1,193,393
Securities held-to-maturity					0
Loans		7,300,000			7,276,544
Allowance for loan losses					0
Other intangible assets					141,207
Premises and equipment					223,882
OREO					33,613
Other assets					636,130
Total assets acquired		9,900,000			9,833,737
Liabilities As Recorded:
Deposits		8,100,000			8,140,102
Securities sold under agreements to repurchase					26,664
Other short-term borrowings					390,391
Term borrowings					187,169
Other liabilities					65,917
Total liabilities assumed					8,810,243
Net assets acquired					1,023,494
Consideration paid:
Equity					(1,746,718)
Cash		(423,600)		$ (46,000)	(469,615)
Total consideration paid		(2,200,000)			(2,216,333)
Goodwill					1,192,839
Capital Bank Financial Corporation | Purchase Accounting/Fair Value Adjustments
Assets:
Cash and due from banks					0	0
Trading securities					0	(4,758)
Loans held-for-sale					(11,034)	134,003
Securities available-for-sale (a)					0	175,526
Securities held-to-maturity (Note 3)					0	(177,549)
Loans, net of unearned income					867	(320,372)
Allowance for loan losses					0	45,711
Goodwill					0	(231,292)
Other intangible assets					(2,593)	119,302
Premises and equipment					(9,470)	37,054
Other real estate owned (OREO)					(315)	(9,149)
Other assets					(22,422)	41,320
Total assets					(44,967)	(190,204)
Liabilities:
Deposits					(642)	(849)
Securities sold under agreements to repurchase					0	0
Other short-term borrowings					0	0
Term borrowings (Note 10)					0	67,683
Other liabilities					1,631	4,291
Total liabilities					989	71,125
Net assets acquired					(45,956)	(261,329)
Consideration paid:
Goodwill					$ 0	$ (231,292)
Coastal Securities, Inc
Assets:
Goodwill			$ 44,964
Assets As Recorded:
Cash and cash equivalents			7,502
Interest-bearing cash			4,132
Trading securities			139,082
Loans held-for-sale			236,088
Investment securities			1,413
Other intangible assets			27,300
Premises and equipment			1,229
Other assets			1,672
Total assets acquired			418,418
Liabilities As Recorded:
Securities sold under agreements to repurchase			201,595
Other short-term borrowings			33,509
Fixed income payables			96,489
Other liabilities			316
Total liabilities assumed			331,909
Net assets acquired			86,509
Consideration paid:
Cash			(131,473)
Goodwill			44,964
Coastal Securities, Inc | Purchase Accounting/Fair Value Adjustments
Assets:
Cash and due from banks			0
Interest-bearing cash			0
Trading securities			(284,580)
Loans held-for-sale			236,088
Investment securities			1,413
Other intangible assets			27,300
Premises and equipment			0
Other assets			14
Total assets			(19,765)
Liabilities:
Securities sold under agreements to repurchase			0
Other short-term borrowings			0
Fixed income payables			(47,158)
Other liabilities			(642)
Total liabilities			(47,800)
Net assets acquired			28,035
Capital Bank Financial Corporation
Assets:
Cash and due from banks		205,999
Trading securities		4,758
Loans held-for-sale		0
Securities available-for-sale (a)		1,017,867
Securities held-to-maturity (Note 3)		177,549
Loans, net of unearned income		7,596,049
Allowance for loan losses		(45,711)
Goodwill		231,292
Other intangible assets		24,498
Premises and equipment		196,298
Other real estate owned (OREO)		43,077
Other assets		617,232
Total assets		10,068,908
Liabilities:
Deposits		8,141,593
Securities sold under agreements to repurchase		26,664
Other short-term borrowings		390,391
Term borrowings (Note 10)		119,486
Other liabilities		59,995
Total liabilities		8,738,129
Net assets acquired		1,330,779
Consideration paid:
Goodwill		$ 231,292
Coastal Securities, Inc
Assets:
Cash and due from banks			7,502
Interest-bearing cash			4,132
Trading securities			423,662
Loans held-for-sale			0
Investment securities			0
Other intangible assets			0
Premises and equipment			1,229
Other assets			1,658
Total assets			438,183
Liabilities:
Securities sold under agreements to repurchase			201,595
Other short-term borrowings			33,509
Fixed income payables			143,647
Other liabilities			958
Total liabilities			379,709
Net assets acquired			$ 58,474

[1]	December 31, 2018 and 2017 include $8.4 million and $11.7 million, respectively, of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	December 31, 2018 and 2017 include $28.6 million and $22.7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[3]	December 31, 2018 and 2017 include $9.7 million and $12.2 million, respectively, of foreclosed residential real estate.